EQUITY - Operations with non-controlling interests (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Effects of changes in ownership interests in subsidiaries
Other changes	R$ (9,590)	R$ (53,606)	R$ (18,962)
Effect of interest changes in subsidiaries	(9,590)	(53,606)	(18,962)
Total Parent company's interest
Effects of changes in ownership interests in subsidiaries
Other changes		(33,845)
Effect of interest changes in subsidiaries		(33,845)
Non-controlling interests.
Effects of changes in ownership interests in subsidiaries
Other changes	(9,590)	(19,761)	(18,962)
Effect of interest changes in subsidiaries	R$ (9,590)	R$ (19,761)	R$ (18,962)